Leases - Lessor: Depreciation and Various Expenses Included in Costs of Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Depreciation expenses	¥ 231,643	¥ 217,212	¥ 209,586
Various expenses	90,427	78,416	80,018
Costs of operating leases	¥ 322,070	¥ 295,628	¥ 289,604